Investments Accounted For Using Equity Method - Additional Information (Detail)		1 Months Ended				12 Months Ended
	Jul. 01, 2020 TWD ($)	Sep. 30, 2020	Apr. 30, 2019 TWD ($)	Jun. 30, 2018 TWD ($)	Jan. 31, 2018 TWD ($)	Dec. 31, 2020 TWD ($) NumberofSeat	Dec. 31, 2019 TWD ($)	Jun. 30, 2020	Jan. 31, 2020	Nov. 30, 2019 TWD ($)	Feb. 28, 2019	Oct. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates						$ 6,685,000,000	$ 7,139,000,000
Investment in joint venture						$ 10,000,000	$ 0
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						22.72%	22.52%
Gain on disposal of investment			$ 151,000,000
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						27.00%	27.00%
Investments in associates						$ 56,000,000	$ 51,000,000
Click Force Co., Ltd. ("CF") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						49.00%	49.00%
Investments in associates						$ 33,000,000	$ 37,000,000
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates						14.00%
Percentage of ownership in associates						14.00%	14.00%
Investments in associates						$ 3,000,000	$ 3,000,000
MeWorks LIMITED (HK) ("MeWorks") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						0.00%	20.00%
Investments in associates						$ 0	$ 0
Next Commercial Bank Co., Ltd. (“NCB”) [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						41.90%	41.90%			41.90%	41.90%
Investments in associates						$ 3,777,000,000	$ 4,074,000,000			$ 4,190,000,000
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						0.00%	31.47%	31.16%
Investments in associates						$ 0	$ 335,000,000
International Integrated Systems, Inc. ("IISI") [Member] | Subsequent Events [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investment percentage of ownership interest									20.58%
Gain on disposal of investment	$ 1,000,000
UUPON Inc. ("UUPON") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates						5.36%
Percentage of ownership in associates						0.00%	22.00%
Investments in associates						$ 0
Gain on disposal of investment						15,000,000
Reduction percentage of capital to offset accumulated deficit		95.44%
Chunghwa SEA Holdings (“CHT SEA”) [Member] | Joint ventures [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investment in joint venture						$ 10,000,000	$ 0
Percentage of ownership in joint venture						51.00%	0.00%
HopeTech Technologies Limited [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Proceeds From Capital Reduction					$ 19,000,000
Proceeds from disposal of shares				$ 3,000,000
Losses on disposals recognized				$ 100,000
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates												50.00%
No of seats allotted | NumberofSeat						2
Number of seats available for board of directors | NumberofSeat						5
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates												49.00%
No of seats allotted | NumberofSeat						2
Number of seats available for board of directors | NumberofSeat						5